Dreyfus Premier
Core Bond Fund



SEMIANNUAL REPORT April 30, 2002



The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            21   Statement of Financial Futures

                            22   Statement of Assets and Liabilities

                            23   Statement of Operations

                            24   Statement of Changes in Net Assets

                            27   Financial Highlights

                            31   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                                Dreyfus Premier
                                                                 Core Bond Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We present this semiannual report for Dreyfus Premier Core Bond Fund, covering the six-month period from November 1, 2001 through April 30, 2002. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with Michael Hoeh, portfolio manager and a member of the Dreyfus Taxable Fixed Income Team that manages the fund.

As of the reporting period's close, we have seen signs of economic recovery, which may signal an end to the U.S. economic recession. As the economy has gained strength, however, some segments of the bond market have given back a portion of the gains achieved during the Federal Reserve Board's aggressive campaign of interest-rate reductions. The economic outlook may have become less uncertain, but the short-term movements of the bond market remain impossible to predict.

Indeed, as many professionals can attest, the bond market's direction becomes clearer only when viewed from a perspective measured in full economic cycles. Although you may become excited about the opportunities or worried about the challenges presented under current market conditions, we encourage you to consider your long-term goals first. And, as always, we urge you to solicit the advice of a professional financial advisor who can help you navigate the right course to financial security for yourself and your family. For our part, and as we have for more than 50 years, we at The Dreyfus Corporation are ready to serve you with a full range of investment alternatives and our experienced teams of portfolio managers.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 15, 2002




DISCUSSION OF FUND PERFORMANCE

Michael Hoeh, Portfolio Manager Dreyfus Taxable Fixed Income Team

How did Dreyfus Premier Core Bond Fund perform relative to its benchmark?

For the six-month period ended April 30, 2002, the fund's Class A shares achieved a total return of 0.69% and distributed income dividends of $0.4152 per share; Class B shares achieved a total return of 0.54% and distributed income dividends of $0.3835 per share; Class C shares achieved a total return of 0.43% and distributed income dividends of $0.3675 per share; and Class R shares achieved a total return of 0.91% and distributed income dividends of $0.4470 per share.(1) In comparison, the Merrill Lynch Domestic Master Index, the fund's
benchmark,   achieved  a  total  return  of  -0.15%  for  the  same  period.(2)
Additionally, the fund is reported in the Lipper Intermediate Investment Grade Debt Funds category. Over the reporting period, the average total return for all funds reported in the category was -0.49%.(3)

We attribute the fund's relatively flat returns during the reporting period to both the end of the Federal Reserve Board's (the "Fed") aggressive interest-rate reduction campaign and the beginning of an economic recovery. After rallying strongly in 2001, the fixed-income markets generally paused or fell slightly. We are pleased that the fund did provide higher returns than its benchmark and Lipper category average, which we attribute to our successful sector allocation and security selection strategies.

What is the fund's investment approach?

The fund seeks a high total return, which includes both capital appreciation and current income. At least 80% of the fund must be invested in bonds, which include U.S. Treasury securities, U.S. government agency securities, corporate bonds, mortgage- and asset-backed securities, convertible securities and preferred stocks. The fund may invest up to 35% of its assets in bonds of below investment-grade credit quality, also known as high yield securities. However, the fund seeks to maintain an overall portfolio credit quality of investment
grade    (BBB)   .

                                                             The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

Our investment approach emphasizes:

* FUNDAMENTAL ECONOMIC ANALYSIS. Our review of U.S. economic conditions helps us establish the portfolio's average duration, which is a measure of sensitivity to interest-rate changes. If interest rates appear to be rising, we will generally reduce the fund's average duration to keep cash available for the purchase of higher yielding securities as they become available. If interest rates appear to be declining, we may increase the fund's average duration to lock in prevailing yields.

* SECTOR ALLOCATION. We allocate assets among the various sectors of the fixed-income marketplace according to their relative attractiveness under prevailing and expected economic conditions.

* SECURITY SELECTION. We choose individual securities according to factors that include their yields, prices, liquidity and the financial health of the issuer.

What other factors influenced the fund's performance?

The fund was significantly affected by changes in market conditions during the reporting period. When the reporting period began, the economy was in recession and the financial markets were rebounding from the lows established after the September 11 terrorist attacks. By the end of the reporting period, an economic recovery of uncertain strength and duration had taken hold, and the Fed had signaled an end to its rate-cutting campaign. In this environment, the fund's performance was hurt as investor sentiment shifted in anticipation of future interest-rate hikes, and bonds that had rallied strongly in 2001 provided either flat or modestly negative returns during the first four months of 2002.

When recessionary pressures and terror-related concerns eased, however, the corporate bond market generally rose, and both investment-grade and high yield securities rallied. The fund was able to recoup some earlier losses by maintaining its relatively heavy exposure to corporate bonds, especially within the high yield segment. Bonds issued by technology, media and telecommunications companies -- which were particularly hard-hit during the recession -- came back strongly as business conditions began to improve. In addition, the fund's holdings of corporate bonds from financial companies performed well when the differences between short- and long-term bond yields widened, enhancing profitability for many lenders. The fund did not own the period's weakest performers, such as bonds from hotels and retailer K-mart Corp.

The fund also benefited by maintaining relatively light exposure to areas of the bond market that lagged behind the averages. In particular, certain mortgage-backed securities languished early in the reporting period when homeowners refinanced their mortgages in record numbers. However, the fund's positions in commercial mortgage-backed securities and consumer-related asset-backed securities contributed positively to performance.

What is the fund's current strategy?

Although we have generally avoided U.S. Treasury securities because of their low yields, we recently increased the fund' s holdings of inflation-indexed Treasuries, which we believe potentially will gain value as the economy recovers and, potentially, inflation concerns build. We have also increased the fund's exposure to foreign bonds from emerging markets, which potentially will benefit from an increase in exports from those markets to the United States. On the other hand, we have recently trimmed the fund's exposure to high yield bonds, commercial mortgage-backed securities and asset-backed securities by locking in profits on securities that, in our view, have reached fair value.

May 15, 2002

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID, AND DOES NOT TAKE INTO CONSIDERATION THE MAXIMUM INITIAL SALES CHARGE IN THE CASE OF CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES IMPOSED ON REDEMPTIONS IN THE CASE OF CLASS B AND CLASS C SHARES. HAD THESE CHARGES BEEN REFLECTED, RETURNS WOULD HAVE BEEN LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE, YIELD AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(2) SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE MERRILL LYNCH DOMESTIC MASTER INDEX IS AN UNMANAGED PERFORMANCE BENCHMARK COMPOSED OF U.S. TREASURY AND AGENCY, AND MORTGAGE AND INVESTMENT-GRADE CORPORATE SECURITIES WITH MATURITIES GREATER THAN OR EQUAL TO ONE YEAR.

(3) SOURCE: LIPPER INC. -- CATEGORY AVERAGE RETURNS REFLECT THE FEES AND EXPENSES OF THE FUNDS COMPRISING THE AVERAGE.

                                                             The Fund

STATEMENT OF INVESTMENTS

April 30, 2002 (Unaudited)



                                                                                               Principal
BONDS AND NOTES--96.7%                                                                         Amount(a)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

AIRCRAFT AND AEROSPACE--2.0%

America West Airlines Pass-Through Trust,

  Pass-Through Ctfs.,

   Ser. 1997-1, Cl. C, 7.53%, 2004                                                            4,499,744                3,565,255

American Airlines,

  Pass-Through Ctfs.,

   Ser. 2001-1, Cl. A2, 6.817%, 2011                                                          3,350,000                3,285,479

Boeing Capital,

   Sr. Notes, 5.75%, 2007                                                                     7,211,000  (b)           7,323,845

Goodrich (BF),

   Notes, 7%, 2038                                                                           12,472,000               10,424,808

Pegasus Aviation Lease Securitization,

  Asset-Backed Ctfs.,

   Ser. 2000-1, Cl. A1, 2.475%, 2015                                                          1,769,103  (c,d)         1,768,551

US Airways,

  Enhanced Equipment Notes,

   Ser. C, 8.93%, 2009                                                                        1,426,276                 993,109

                                                                                                                      27,361,047

ASSET-BACKED CTFS.--3.1%

Conseco Finance Securitizations:

   Ser. 2000-1, Cl. A3, 7.3%, 2031                                                            2,445,803                2,502,962

   Ser. 2000-6, Cl. A1, 6.43%, 2032                                                             907,305                  914,178

   Ser. 2000-B, Cl. AF5, 8.15%, 2031                                                          1,750,000                1,888,086

   Ser. 2000-E, Cl. A5, 8.02%, 2031                                                           9,000,000                9,744,750

   Ser. 2001-1, Cl. A1B, 5.01%, 2032                                                          2,488,707                2,518,968

   Ser. 2001-A, Cl. IIA2, 6.52%, 2032                                                        14,830,000               15,354,685

Fidelity Equipment Lease Trust,

   Ser. 1999-2, Cl. A3, 6.96%, 2004                                                           3,489,155  (c)           3,577,475

Nomura Depositor Trust,

   Ser. 1998-ST1, Cl. A5, 3.11%, 2034                                                         3,800,000  (c,d)         3,753,094

The Money Store Home Equity Trust,

   Ser. 1998-B, Cl. AF8, 6.11%, 2010                                                          2,502,810                2,587,964

                                                                                                                      42,842,162

ASSET-BACKED CTFS./FINANCE--1.0%

Discover Card Master Trust I,

   Ser. 1998-7, Cl. A, 5.6%, 2006                                                             3,000,000                3,103,650

MBNA Credit Card Master Note Trust,

   Ser. 2002-C1, Cl. C1, 6.8%, 2014                                                          11,322,000               11,258,597

                                                                                                                      14,362,247


                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                    Amount(a)               Value ($)
---------------------------------------------------------------------------------------------------------------------------------

ASSET-BACKED CTFS./HOME EQUITY LOANS--.6%

Countrywide,

   Ser. 2001-1, Cl. AF6, 6.434%, 2031                                                         7,750,000                8,004,297

GE Capital Mortgage Services:

   Ser. 1999-21, Cl. B3, 6.75%, 2014                                                            622,673  (c)             588,816

   Ser. 1999-21, Cl. B4, 6.75%, 2014                                                            232,942  (c)             196,181

                                                                                                                       8,789,294

AUTO LOANS--2.5%

Ford Motor Credit:

   Global Landmark Securities, 6.5%, 2007                                                     7,904,000  (b)           7,860,552

   Global Landmark Securities, 7.25%, 2011                                                    5,505,000  (b)           5,493,682

GMAC:

   Notes, 3.75%, 2003                                                                         5,000,000  (d)           5,001,355

   Notes, 6.125%, 2006                                                                       16,638,000  (b)          16,846,324

                                                                                                                      35,201,913

BANKING--.5%

J.P. Morgan Chase & Co.,

   Sub. Notes, 6.625%, 2012                                                                   7,433,000                7,462,100

CABLE AND MEDIA--2.9%

AOL Time Warner:

   Bonds, 7.7%, 2032                                                                         11,060,000  (b)          10,377,233

   Notes, 6.875%, 2012                                                                        6,002,000                5,703,262

Adelphia Communications,

   Sr. Notes, 10.875%, 2010                                                                   1,880,000  (b)           1,635,600

Charter Communications Holdings/Capital:

   Sr. Discount Notes, 0/11.75%, 2011                                                         5,641,000  (b,e)         3,243,575

   Sr. Notes, 8.625%, 2009                                                                    7,162,000  (b)           6,427,895

Fox Family Worldwide,

   Sr. Notes, 9.25%, 2007                                                                     6,850,000                7,226,750

Viacom,

   Gtd Sr. Notes, 6.625%, 2011                                                                5,617,000  (b)           5,666,660

                                                                                                                      40,280,975

CHEMICALS--.1%

Huntsman ICI Chemicals,

   Sr. Sub. Notes, 9.5%, 2007                                                                 4,950,000  (b,c,f)       1,509,750

COMMERCIAL MORTGAGE PASS-THROUGH CTFS.--13.0%

1211 Finance,

   Ser. 2000-1211, Cl. A, 7.745%, 2035                                                       11,700,000  (c)          12,870,936

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                    Amount(a)                Value ($)
----------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE PASS-THROUGH CTFS. (CONTINUED)

Bank of America Large Loans,

   Ser. 2001-1166, Cl. C, 2.734%, 2005                                                        7,250,000  (d)           7,170,975

Bear Stearns Commercial Mortgage Securities,

   Ser. 2001-TOP2, Cl. A1, 6.08%, 2035                                                       10,254,917               10,558,053

COMM,

   Ser. 2000-FL2A, Cl. E, 2.85%, 2011                                                         5,965,000  (c,d)         5,957,704

CS First Boston Mortgage Securities:

   Ser. 1998-C1, Cl. A1A, 6.26%, 2040                                                        17,009,050               17,679,835

   Ser. 1998-C1, Cl. C, 6.78%, 2009                                                          11,417,000               11,682,453

   Ser. 2001-CF2, Cl. A4, 6.505%, 2034                                                       10,000,000               10,366,900

   Ser. 2001-SPGA, Cl. A2, 6.515%, 2018                                                      10,500,000  (c)          10,580,147

Chase Commercial Mortgage Securities,

   Ser. 2001-245, Cl. A1, 5.974%, 2016                                                        7,500,000  (c,d)         7,652,325

Chase Manhattan Bank-First Union National,

   Ser. 1999-1, Cl. A1, 7.134%, 2031                                                          6,711,773                7,124,140

First Union National Bank Commercial Mortgage,

   Ser. 2001-C2, Cl. A1, 6.204%, 2043                                                         4,790,476                4,908,742

GGP Mall Properties Trust,

   Ser. 2001-C1A, Cl. C2, 5.558%, 2011                                                       16,471,688  (c)          16,127,457

GS Mortgage Securities II,

   Ser. 2001-LIBA, Cl. C, 6.733%, 2011                                                        9,872,000  (c)           9,558,910

LB-UBS Commercial Mortgage Trust,

   Ser. 2001-C3, Cl. A2, 6.365%, 2036                                                         7,000,000                7,202,742

Morgan Stanley Dean Witter Capital I,

   Ser. 2001-XLF, Cl. F, 3.812%, 2013                                                         6,269,999  (c,d)         6,207,300

Prudential Securities Secured Financing,

   Ser. 1999-C2, Cl. A1, 6.955%, 2031                                                         7,662,942                8,077,231

Structured Asset Securities, REMIC,

   Ser. 1996-CFL, Cl. H, 7.75%, 2028                                                          4,750,000  (c)           5,091,070

TIAA CMBS I Trust Commercial Mortgage,

   Ser. 1999-1, Cl. A, 7.17%, 2032                                                            9,577,232  (c)          10,079,654

Trizechahn Office Properties Trust,

   Ser. 2001-TZHA, Cl. A2, 6.093%, 2016                                                      12,043,000  (c)          12,267,395

                                                                                                                     181,163,969

FINANCE--4.5%

Capital One Financial:

   Notes, 7.25%, 2003                                                                         4,800,000                4,867,704

   Notes, 7.25%, 2006                                                                         5,010,000  (b)           4,855,607


                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                    Amount(a)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCE (CONTINUED)

Credit-Backed Steers Trust:

   Ser. 2001 Trust Ctfs., Ser. VZ-1, 5.565%, 2005                                            11,500,000  (c)          11,385,000

   Ser. 2002 Trust Ctfs., Ser. 3F, 8.5%, 2007                                                 4,630,000  (c)           4,589,487

Farmers Exchange Capital,

   Trust Surplus Notes, 7.05%, 2028                                                           5,930,000  (c)           4,669,988

Goldman Sachs Group,

   Sr. Notes, 6.6%, 2012                                                                      6,490,000                6,461,658

Household Finance,

   Notes, 6.75%, 2011                                                                         9,929,000                9,865,871

MBNA,

   Sr. Notes, Ser. F, 7.5%, 2012                                                              7,406,000  (b)           7,667,454

Prudential Holdings,

   Bonds, Ser. B, 7.245%, 2023                                                                7,454,000  (c)           7,712,162

                                                                                                                      62,074,931

FOOD AND BEVERAGE--1.5%

Dole Foods,

   Sr. Notes, 7.25%, 2009                                                                     7,185,000  (c)           7,165,529

Land O' Lakes,

   Sr. Notes, 8.75%, 2011                                                                     5,378,000  (c)           5,055,320

Tyson Foods,

   Notes, 8.25%, 2011                                                                         8,575,000  (c)           9,282,703

                                                                                                                      21,503,552

FOREIGN/GOVERNMENTAL--1.1%

Republic of Argentina,

   Deb., 11.25%, 2004                                                                               400  (f)                  66

Republic of Colombia:

   Notes, Ser. 7, 9.75%, 2008                                                             GBP  1,744,000               2,182,126

   Notes, Ser. 15A, 11.375%, 2008                                                         EUR  2,088,000  (b)          1,874,126

United Mexican States:

   Bonds, Ser. A, 6.25%, 2019                                                                 4,532,000                4,350,720

   Bonds, Ser. B, 6.25%, 2019                                                                 6,959,000                6,680,640

                                                                                                                      15,087,678

HOTELS--.8%

Hilton,

   Notes, 7.625%, 2008                                                                        7,422,000  (b)           7,525,329

Resorts International Hotel and Casino,

   First Mortgage, 11.5%, 2009                                                                3,300,000  (b,c)         3,225,750

                                                                                                                      10,751,079

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                    Amount(a)                Value ($)
----------------------------------------------------------------------------------------------------------------------------------

INDUSTRIAL--.6%

Bombardier,

   Notes, 6.75%, 2012                                                                         3,725,000  (c)           3,737,583

Owens-Brockway Glass Container,

   Sr. Secured Notes, 8.875%, 2009                                                            4,540,000  (c)           4,710,250

                                                                                                                       8,447,833

INFORMATION/DATA TECHNOLOGY--1.3%

Amkor Technology,

   Sr. Notes, 9.25%, 2006                                                                     1,003,000  (b)           1,015,538

Computer Sciences,

   Notes, 6.75%, 2006                                                                         4,344,000                4,491,075

Hewlett-Packard,

   Notes, 5.75%, 2006                                                                         6,541,000                6,522,580

Thomson,

   Notes, 6.2%, 2012                                                                          6,675,000                6,572,959

                                                                                                                      18,602,152

INSURANCE--1.7%

Ace Capital Trust II,

   Gtd. Capital Securities, 9.7%, 2030                                                       11,508,000               13,741,691

Berkley (WR) Capital Trust,

   Gtd. Capital Securities, 8.197%, 2045                                                      1,005,000                  915,394

CNA Financial,

   Notes, 6.5%, 2005                                                                            455,000                  446,894

Conseco,

   Gtd. Notes, 6.8%, 2007                                                                     3,599,000  (c)           1,889,475

Mercury General,

   Sr. Notes, 7.25%, 2011                                                                     2,635,000                2,718,759

Zurich Capital Trust I,

   Gtd. Capital Securities, 8.376%, 2037                                                      4,512,000  (c)           4,455,668

                                                                                                                      24,167,881

LEASING--1.0%

Case,

   Notes, 7.25%, 2016                                                                         4,000,000                3,078,336

International Lease Finance,

   Notes, 6.375%, 2009                                                                       10,690,000               10,742,445

                                                                                                                      13,820,781

METALS AND MINING--.3%

Barrick Gold Finance,

   Gtd. Deb., 7.5%, 2007                                                                      4,240,000                4,475,091


                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                    Amount(a)               Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

OIL AND GAS--3.3%

Alcoa,

   Notes, 6%, 2012                                                                            9,187,000                9,149,260

Apache,

   Sr. Notes, 6.25%, 2012                                                                     3,990,000  (b)           4,014,690

El Paso,

   Sr. Notes, 7.8%, 2031                                                                      7,570,000                7,631,854

Pemex Project Funding Master Trust,

   Gtd. Notes, 8.5%, 2008                                                                    11,895,000               12,653,306

Triton Energy,

   Sr. Notes, 9.25%, 2005                                                                     1,284,000  (b)           1,418,820

Vintage Petroleum,

   Sr. Notes, 8.25%, 2012                                                                     2,960,000  (c)           2,967,400

Williams Cos.,

   Notes, 8.125%, 2012                                                                        8,209,000  (b,c)         8,409,710

                                                                                                                      46,245,040

PAPER PRODUCTS--1.8%

Bowater Canada Finance,

   Gtd. Notes, 7.95%, 2011                                                                    8,925,000                9,035,554

Sealed Air,

   Gtd. Sr. Notes, 8.75%, 2008                                                                7,657,000  (c)           8,088,479

Weyerhaeuser,

   Notes, 5.95%, 2008                                                                         8,040,000  (c)           7,952,010

                                                                                                                      25,076,043

PHARMACEUTICAL--.3%

Beckman Coulter,

   Sr. Notes, 6.875%, 2011                                                                    4,600,000                4,689,562

REAL ESTATE--1.8%

Cresent Real Estate Equities:

   Notes, 7%, 2002                                                                           10,910,000               10,909,149

   Sr. Notes, 9.25%, 2009                                                                     2,475,000  (c)           2,541,704

iStar Financial,

   Sr. Notes, 8.75%, 2008                                                                     9,197,000                9,399,334

Ventas Realty,

   Sr. Notes, 9%, 2012                                                                        2,600,000  (b,c)         2,671,500

                                                                                                                      25,521,687

RESIDENTIAL MORTGAGE PASS-THROUGH CTFS.--3.0%

Bank of America Mortgage Securities:

   Ser. 1999-6, Cl. B4, 6.25%, 2014                                                             523,995  (c)             480,561

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                    Amount(a)               Value ($)
----------------------------------------------------------------------------------------------------------------------------------

RESIDENTIAL MORTGAGE PASS-THROUGH CTFS. (CONTINUED)

Bank of America Mortgage Securities (continued):

   Ser. 1999-10, Cl. B4, 6.5%, 2014                                                             265,523  (c)             245,732

   Ser. 1999-10, Cl. B5, 6.5%, 2014                                                             133,202  (c)             111,897

   Ser. 2000-6, Cl. B4, 7.75%, 2030                                                             741,728  (c)             740,164

   Ser. 2000-6, Cl. B6, 7.75%, 2030                                                             593,216  (c)             211,581

   Ser. 2001-9, Cl. 2B5, 6.5%, 2016                                                             122,625  (c)              91,795

   Ser. 2001-9, Cl. 2B6, 6.5%, 2016                                                             122,901  (c)              38,100

Bear Stearns Mortgage Securities,

   REMIC, Ser. 1995-1, Cl. 2B4, 7.4%, 2010                                                      127,415  (c)             127,983

Chase Mortgage Finance, REMIC:

   Ser. 1994-E, Cl. B5, 6.25%, 2010                                                              92,144  (c)              89,931

   Ser. 1998-S5, Cl. B5, 6.5%, 2013                                                             220,364  (c)             103,204

   Ser. 1999-S3, Cl. B4, 6.25%, 2014                                                            147,602  (c)             123,672

   Ser. 1999-S6, Cl. B3, 6.25%, 2014                                                            583,397  (c)             535,052

   Ser. 1999-S6, Cl. B4, 6.25%, 2014                                                            291,698  (c)             243,202

   Ser. 1999-S7, Cl. B3, 6.25%, 2014                                                            326,326  (c)             299,199

   Ser. 1999-S13, Cl. B2, 6.5%, 2014                                                            531,996                  532,004

   Ser. 2000-S2, Cl. B3, 7.5%, 2030                                                             441,403  (c)             436,824

   Ser. 2000-S5, Cl. B3, 7.75%, 2030                                                            410,143  (c)             406,647

Countrywide Home Loans:

   Ser. 1994-J, Cl. B3, 7.75%, 2024                                                           1,285,185                1,322,519

   Ser. 2000-5, Cl. B3, 7.75%, 2030                                                           4,071,163  (c)           3,599,845

   Ser. 2000-9, Cl. B2, 7.5% 2031                                                             2,494,665                2,473,985

   Ser. 2000-10, Cl. B3, 7.568%, 2031                                                         1,337,141  (c)           1,231,511

   Ser. 2000-10, Cl. B4, 7.568%, 2031                                                           891,427  (c)             632,579

GE Capital Mortgage Services, REMIC:

   Ser. 1993-11, Cl. B4, 6%, 2008                                                                75,149  (c)              75,143

   Ser. 1993-15, Cl. B3, 6%, 2008                                                               216,712  (c)             216,802

   Ser. 1994-21, Cl. B4, 6.5%, 2009                                                             150,643  (c)             148,650

   Ser. 1994-22, Cl. B2, 6%, 2009                                                                98,093                   99,208

   Ser. 1996-10, Cl. B3, 6.75%, 2011                                                            354,288  (c)             353,663

   Ser. 1996-12, Cl. B2, 7.25%, 2011                                                            543,117  (c)             549,270

   Ser. 1996-12, Cl. B3, 7.25%, 2011                                                            232,496  (c)             232,522

   Ser. 1997-13, Cl. B2, 6.75%, 2012                                                            800,244                  810,971

   Ser. 1998-1, Cl. B2, 6.75%, 2013                                                             403,146                  408,654

   Ser. 1998-10, Cl. 2B4, 6.5%, 2013                                                            186,021  (c)             166,572

   Ser. 2000-5, Cl. B5, 7.25%, 2015                                                             175,526  (c)              50,464

   Ser. 2000-8, Cl. B4, 7.5%, 2015                                                              232,744  (c)             216,327

   Ser. 2000-10, Cl. B4, 7.75%, 2030                                                          1,913,415  (c)           1,720,547

MORSERV:

   Ser. 1996-1, Cl. B2, 7%, 2011                                                                522,667                  540,878

   Ser. 1996-1, Cl. B3, 7%, 2011                                                                261,333  (c)             264,802


                                                                                               Principal
          BONDS AND NOTES (CONTINUED)                                                          Amount(a)                Value ($)
---------------------------------------------------------------------------------------------------------------------------------

RESIDENTIAL MORTGAGE PASS-THROUGH CTFS. (CONTINUED)

Norwest Asset Securities:

   Ser. 1997-11, Cl. B3, 7%, 2027                                                               712,990  (c)             705,496

   Ser. 1997-15, Cl. B3, 6.75%, 2012                                                            400,526  (c)             395,720

   Ser. 1997-20, Cl. B4, 6.75%, 2012                                                            202,910  (c)             189,428

   Ser. 1998-2, Cl. B3, 6.5%, 2028                                                              475,533                  446,149

   Ser. 1998-11. Cl. B3, 6.5%, 2013                                                             612,097                  619,416

   Ser. 1998-11, Cl. B4, 6.5%, 2013                                                             734,353  (c)             710,518

   Ser. 1998-13, Cl. B4, 6.25%, 2028                                                            715,357  (c)             649,871

   Ser. 1998-18, Cl. B4, 6.25%, 2028                                                            836,846  (c)             751,554

   Ser. 1999-19, Cl. B4, 6.25%, 2014                                                            436,409  (c)             400,156

   Ser. 1999-22, Cl. B5, 6.5%, 2014                                                             264,330  (c)             220,678

   Ser. 1999-24, Cl. B4, 7%, 2029                                                             1,170,185  (c)           1,094,185

   Ser. 2000-1, Cl. B4, 7.25%, 2030                                                             589,609  (c)             579,622

Ocwen Residential MBS,

   Ser. 1998-R1, Cl. B1, 7%, 2040                                                             2,800,917  (c)           2,708,575

PNC Mortgage Securities, REMIC:

   Ser. 1998-2, Cl. III-B4, 6.75%, 2013                                                         398,932  (c)             388,966

   Ser. 1998-2, Cl. III-B5, 6.75%, 2013                                                         319,145  (c)             292,581

   Ser. 1998-2, Cl. IV-B4, 6.75%, 2027                                                          247,933  (c)             245,316

   Ser. 1998-2, Cl. IV-B5, 6.75%, 2027                                                          247,933  (c)             216,411

Prudential Home Mortgage Securities, REMIC:

   Ser. 1994-A, Cl. 5B, 6.789%, 2024                                                          1,018,125  (c)           1,046,845

   Ser. 1996-7, Cl. B2, 6.75%, 2011                                                             481,995                  491,181

   Ser. 1996-7, Cl. B3, 6.75%, 2011                                                           1,253,686  (c)           1,251,112

   Ser. 1996-7, Cl. B4, 6.75%, 2011                                                             578,144  (c)             556,410

Residential Accredit Loans,

   Ser. 1997-QS6, Cl. B1, 7.5%, 2012                                                            290,177                  287,537

Residential Funding Mortgage Securities I, REMIC:

   Ser. 1994-S5, Cl. B1, 6.5%, 2024                                                           1,086,272                1,090,612

   Ser. 1997-S19, Cl. B1, 6.5%, 2012                                                            645,015  (c)             628,110

   Ser. 1997-S19, Cl. B2, 6.5%, 2012                                                            276,412  (c)             254,000

   Ser. 1997-S21, Cl. B1, 6.5%, 2012                                                            371,082  (c)             359,097

   Ser. 1998-S14, Cl. B1, 6.5%, 2013                                                            565,364  (c)             540,551

   Ser. 1998-S22, Cl. B2, 6.5%, 2013                                                            321,455                  283,053

   Ser. 1999-S23, Cl. B2, 7.25%, 2029                                                           669,588  (c)             577,774

   Ser. 1999-S23, Cl. B3, 7.25%, 2029                                                           669,315  (c)             268,842

   Ser. 2000-S7, Cl. B1, 8%, 2030                                                               369,073  (c)             367,517

   Ser. 2000-S7, Cl. B3, 8%, 2030                                                               175,112  (c)              65,375

   Ser. 2000-S13, Cl. B2, 7.75%, 2030                                                           511,608                  451,796

   Ser. 2000-S13, Cl. B3, 7.75%, 2030                                                           511,690                  182,503

   Ser. 2001-S13, Cl. B1, 6.5%, 2016                                                            518,812                  453,104

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                    Amount(a)                 Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

RESIDENTIAL MORTGAGE PASS-THROUGH CTFS. (CONTINUED)

Structured Asset Securities, REMIC:

   Ser. Greenpoint 1996-A, Cl. B1, 8.37%, 2027                                                1,435,187  (c,d)         1,533,856

   Ser. Greenpoint 1996-A, Cl. B2, 8.37%, 2027                                                  573,759  (c,d)           636,873

   Ser. Greenpoint 1996-A, Cl. B4, 8.37%, 2027                                                  344,413  (c,d)           325,901

                                                                                                                      42,199,151

RETAIL--1.1%

Sears Roebuck Acceptance,

   Notes, 6.75%, 2011                                                                        10,000,000  (b)          10,158,350

Toys R Us,

   Notes, 7.625%, 2011                                                                        6,165,000  (b)           5,744,781

                                                                                                                      15,903,131

STRUCTURED INDEX--4.0%

HYDI-100,

   Linked Ctfs. of Deposit, 9.4%, 2006                                                       26,730,000  (g)          27,698,962

Morgan Stanley Tracers,

   Notes, 7.201%, 2011                                                                       18,795,000  (c,h)        18,903,090

Passive High Yield Return Securities Trusts 2001,

   Ctfs., 9.24%, 2011                                                                        10,133,000  (c,g)         9,496,781

                                                                                                                      56,098,833

TELECOMMUNICATIONS--4.3%

AT&T,

   Sr. Notes, 7.3%, 2011                                                                      5,737,000  (c)           5,270,983

Bellsouth,

   Gtd. ESOP Notes, Ser. A, 9.125%, 2003                                                        163,158                  169,318

British Telecommunications,

   Notes, 8.375%, 2010                                                                        8,497,000  (b)           9,321,302

Citizens Communications,

   Notes, 9.25%, 2011                                                                         8,715,000                9,380,826

Marconi,

   Bonds, 8.375%, 2030                                                                        5,647,000                1,722,335

Qwest Capital Funding,

   Gtd. Notes, 7.9%, 2010                                                                     2,725,000                2,006,197

Sprint Capital,

   Gtd. Notes, 8.375%, 2012                                                                   6,073,000  (c)           5,988,950

TCI Communication Financing III,

   Capital Securities, 9.65%, 2027                                                            6,203,000                6,757,908


                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                    Amount(a)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

TELECOMMUNICATIONS (CONTINUED)

Tritel PCS:

   Sr. Discount Notes, 0/12.75%, 2009                                                         7,496,000  (b,e)         6,746,400

   Sr. Sub. Notes, Ser. B, 10.375%, 2011                                                      8,309,000                9,264,535

WorldCom,

   Notes, 7.5%, 2011                                                                          6,288,000                2,959,774

                                                                                                                      59,588,528

TEXTILES--.6%

Mohawk Industries,

   Notes, 7.2%, 2012                                                                          7,350,000  (c)           7,576,806

TOBACCO--.5%

Philip Morris Cos.,

   Notes, 7.65%, 2008                                                                         6,450,000                6,927,506

U.S. GOVERNMENTS--8.7%

U.S. Treasury Inflation Protection Securities,

   3.625%, 1/15/2008                                                                         57,960,000  (i,j)        66,609,103

U.S. Treasury Notes:

   3.625%, 3/31/2004                                                                          7,880,000                7,948,320

   4.875%, 2/15/2012                                                                         47,496,000               46,716,591

                                                                                                                     121,274,014

U.S. GOVERNMENT AGENCIES--1.8%

Federal National Mortgage Association,

   Notes, 5.625%, 2/28/2012                                                                   3,268,000                3,194,101

Tennessee Valley Authority,

  Valley Indexed Principal Securities,

   3.375%, 1/15/2007                                                                         18,865,000  (i)          21,491,548

                                                                                                                      24,685,649

U.S. GOVERNMENT AGENCIES/MORTGAGE-BACKED--22.1%

Federal Home Loan Mortgage Corp.:

   6%, 4/1/2014                                                                               1,231,117                1,263,434

   6.5%, 5/15/2029                                                                           41,493,000               42,024,525

   REMIC, Multiclass Mortgage Participation Ctfs.

      (Interest Only Obligation):

         Ser. 2048, Cl. PJ, 7%, 4/15/2028                                                     2,732,514  (k)             380,844

         Ser. 2113, Cl. MI, 6.5%, 4/15/2024                                                  18,528,735  (k)           1,846,570

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                    Amount(a)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES/MORTGAGE-BACKED (CONTINUED)

Federal National Mortgage Association:

   6%                                                                                        24,500,000  (l)          24,821,440

   6%, 7/1/2029                                                                               2,021,907                2,013,678

   6.406%, 1/1/2011                                                                           9,837,682               10,178,598

   6.5%                                                                                      92,565,000  (l)          93,663,747

   6.5%, 6/1/2014-7/1/2029                                                                    4,492,032                4,585,475

   7%, 9/1/2014-11/1/2028                                                                     1,753,834                1,825,332

   7.5%, 7/1/2029                                                                             1,569,620                1,641,713

   REMIC Trust, Gtd. Pass-Through Ctfs.

      (Collateralized by FNMA Pass-Through Ctfs.):

         Ser. 1999-T1, Cl. A6, 6%, 2039                                                       6,800,000                6,930,688

         (Interest Only Obligation):

            Ser. 1996-70, Cl. PL, 7%, 2/25/2026                                               6,062,415  (k)             484,993

            Ser. 1997-56, Cl. PM, 7%, 6/18/2026                                               1,734,971  (k)             220,966

            Ser. 1997-74, Cl. PK, 7%, 11/18/2027                                              4,026,866  (k)             840,824

            Ser. 2001-50, Cl. LI, 6.5%, 7/25/2021                                            18,700,001  (k)           2,436,844

Government National Mortgage Association I:

   6%                                                                                        14,645,000  (l)          14,493,864

   6.5%                                                                                      13,531,000  (l)          13,717,051

   6.5%, 4/15/2029                                                                            2,029,687                2,064,557

   7%                                                                                        21,929,000  (l)          22,648,490

   7%, 10/15/2028                                                                             1,107,268                1,147,407

   7.5%, 6/15/2002-8/15/2029                                                                    780,043                  820,243

   Construction Loan,

      6.8%, 4/15/2040                                                                        12,601,086               13,144,446

   Project Loan:

      6.495%, 7/15/2030                                                                       9,835,332               10,030,502

      6.5%, 9/15/2033                                                                         1,198,692                1,238,076

Government National Mortgage Association II:

   5%, 7/20/2030                                                                              3,119,787  (d)           3,137,337

   5.25%, 4/20/2030                                                                           2,991,561  (d)           3,023,346

   7%                                                                                        11,000,000  (l)          11,336,820

   7%, 5/20/2028-7/20/2031                                                                    2,946,174                3,042,628

   7.5%                                                                                      13,000,000  (i)          13,580,840

                                                                                                                     308,585,278

UTILITIES--3.4%

Allegheny Energy Supply,

   Bonds, 8.25%, 2012                                                                         6,324,000  (c)           6,531,225

Cinergy,

   Deb., 6.25%, 2004                                                                          3,077,000                3,099,924


                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                    Amount(a)               Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

UTILITIES (CONTINUED)

Marketspan,

   Deb., 8.2%, 2023                                                                           6,361,000                6,579,793

Marlin Water Trust II/Capital II,

   Sr. Secured Notes, 6.31%, 2003                                                             4,885,000  (c,f)           781,600

Mission Energy Holding,

   Sr. Notes, 13.5%, 2008                                                                     7,208,000  (c)           7,946,820

NRG Energy,

   Sr. Notes, 8.625%, 2031                                                                    7,738,000                7,351,023

Nisource Finance,

   Gtd. Sr. Notes, 7.875%, 2010                                                               4,150,000                4,203,261

PSEG Energy Holdings,

   Sr. Notes, 8.5%, 2011                                                                     11,418,000               11,335,802

                                                                                                                      47,829,448

WIRELESS COMMUNICATIONS--1.5%

AT&T Wireless Services,

   Notes, 8.125%, 2012                                                                        4,522,000                4,465,005

American Tower,

   Sr. Notes, 9.375%, 2009                                                                    3,100,000  (b)           2,216,500

Motorola,

   Deb., 5.22%, 2097                                                                            950,000                  549,970

Nextel Communications:

   Conv. Sub. Deb., 5.25%, 2010                                                                 900,000  (b)             484,875

   Sr. Notes, 9.375%, 2009                                                                   15,853,000  (b)          11,136,732

TeleCorp PCS,

   Gtd. Sr. Discount Notes, 0/11.625%, 2009                                                   2,392,000  (e)           2,152,800

                                                                                                                      21,005,882

TOTAL BONDS AND NOTES

   (cost $1,346,525,497)                                                                                           1,351,110,993
------------------------------------------------------------------------------------------------------------------------------------

OTHER SECURITIES--4.0%
-----------------------------------------------------------------------------------------------------------------------------------

BANKING/FINANCE:

Abbey National Capital Trust I,

  Gtd. Non-Cumulative Trust Preferred Securities,

   8.963%, 6/30/2030                                                                          9,285,000  (b,m,n)       9,409,800

Fuji JGB,

  Non-Cumulative Preferred Securities,

   Ser. A, 9.87%, 6/30/2008                                                                   3,600,000  (c,m,n)       2,977,283

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
OTHER SECURITIES (CONTINUED)                                                                   Amount(a)               Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

BANKING/FINANCE (CONTINUED):

IBJ Preferred Capital,

  Non-Cumulative Preferred Securities,

   Ser. A, 8.79%, 6/30/2008                                                                     625,000  (c,m,n)         489,774

KBC Bank Funding Trust III,

  Gtd. Non-Cumulative Trust Preferred Securities,

   9.86%, 11/2/2009                                                                           5,840,000  (c,m,n)       6,748,622

Royal Bank of Scotland Group,

  Conv. Non-Cumulative Dollar Preference Shares,

   7.648%, 9/30/2031                                                                         16,876,000  (m,n)        19,490,295

Sun Life of Canada Capital Trust I,

   Gtd. Capital Securities, 8.526%, 5/6/2007                                                  7,751,000  (c,m,n)       8,056,854

UBS Preferred Funding Trust I,

  Gtd. Non-Cumulative Capital Trust Securities,

   8.622%, 10/1/2010                                                                          7,490,000  (m,n)         8,427,635

TOTAL OTHER SECURITIES

   (cost $55,527,164)                                                                                                 55,600,263
------------------------------------------------------------------------------------------------------------------------------------

PREFERRED STOCKS--1.2%                                                                           Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

BROADCASTING--.5%

Paxson Communications,

   Cum., $1,325                                                                                     750                6,525,000

CABLE TELEVISION--.1%

Equity Securities Trust I,

   Cum. Conv., $2.34325                                                                          39,681                1,035,674

CONSTRUCTION--.1%

Kaiser Group Holdings,

   Cum., $3.85                                                                                   41,691                1,323,689

INFORMATION/DATA TECHNOLOGY--.3%

Motorola,

   Cum. Conv., $3.50 (units)                                                                     80,039  (o)           3,841,872


PREFERRED STOCKS (CONTINUED)                                                                      Shares                Value ($)
----------------------------------------------------------------------------------------------------------------------------------

OIL AND GAS--.2%

EXCO Resources,

   Cum. Conv., $1.05                                                                            196,383                3,534,894

TOTAL PREFERRED STOCKS

   (cost $17,730,218)                                                                                                 16,261,129
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS--.0%
-----------------------------------------------------------------------------------------------------------------------------------

CONSTRUCTION;

Kaiser Group Holdings (rights)

   (cost $0)                                                                                     41,691  (p,q,r)               0
------------------------------------------------------------------------------------------------------------------------------------

                                                                                           Face Amount
                                                                                            Covered by
OPTIONS--.0%                                                                              Contracts ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PUT OPTIONS;

U.S. Treasury Notes, 3.5%, 11/15/2006,

  May 2002 @ $95.859

   (cost $257,589)                                                                           42,271,000                138,702
------------------------------------------------------------------------------------------------------------------------------------

                                                                                              Principal
SHORT-TERM INVESTMENTS--10.1%                                                                 Amount(a)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER--7.2%

Merrill Lynch & Co.,

   1.88%, 5/1/2002                                                                           24,600,000               24,600,000

Salomon Smith Barney,

   1.87%, 5/1/2002                                                                           26,900,000               26,900,000

San Paolo IMI,

   1.88%, 5/1/2002                                                                           25,000,000               25,000,000

UBS Finance,

   1.9%, 5/1/2002                                                                            24,800,000               24,800,000

                                                                                                                     101,300,000

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
SHORT-TERM INVESTMENTS (CONTINUED)                                                             Amount(a)              Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

FLOATING RATE NOTES--1.0%

MBNA America Bank,

   3.645%, 12/18/2002                                                                        13,350,000               13,350,000

U.S. TREASURY BILLS--1.9%

   1.765%, 6/6/2002                                                                           1,900,000                1,896,751

   1.58%, 7/18/2002                                                                          25,400,000               25,306,274

                                                                                                                      27,203,025

TOTAL SHORT-TERM INVESTMENTS

   (cost $141,853,944)                                                                                               141,853,025
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $1,561,894,412)                                                          112.0%            1,564,964,112

LIABILITIES, LESS CASH AND RECEIVABLES                                                          (12.0%)            (167,937,637)

NET ASSETS                                                                                       100.0%            1,397,026,475

(A) PRINCIPAL AMOUNT STATED IN U.S. DOLLARS UNLESS OTHERWISE NOTED.

    EUR--EUROS

    GBP--BRITISH POUND

(B)  ALL OR A PORTION OF THESE  SECURITIES  ARE ON LOAN. AT APRIL 30, 2002,  THE
     TOTAL MARKET VALUE OF THE FUNDS SECURITIES ON LOAN IS $87,338,044,  AND THE
     TOTAL MARKET VALUE OF THE COLLATERAL HELD BY THE FUND IS $91,012,435.

(C)  SECURITIES EXEMPT FROM  REGISTRATION  UNDER RULE 144A OF THE SECURITIES ACT
     OF 1933.  THESE  SECURITIES  MAY BE  RESOLD  IN  TRANSACTIONS  EXEMPT  FROM
     REGISTRATION,  NORMALLY TO  QUALIFIED  INSTITUTIONAL  BUYERS.  AT APRIL 30,
     2002, THESE SECURITIES AMOUNTED TO $320,770,852 OR 23.0% OF NET ASSETS.

(D)  VARIABLE RATE SECURITY--INTEREST RATE SUBJECT TO PERIODIC CHANGE.

(E)  ZERO  COUPON  UNTIL A SPECIFIED  DATE AT WHICH TIME THE STATED  COUPON RATE
     BECOMES EFFECTIVE.

(F)  NON-INCOME PRODUCING--SECURITY IN DEFAULT.

(G)  SECURITY LINKED TO A PORTFOLIO OF HIGH YIELD DEBT SECURITIES.

(H)  SECURITY LINKED TO A PORTFOLIO OF INVESTMENT GRADE DEBT SECURITIES.

(I)  PRINCIPAL  AMOUNT FOR ACCRUAL  PURPOSES IS  PERIODICALLY  ADJUSTED BASED ON
     CHANGES IN THE CONSUMER PRICE INDEX.

(J)  PARTIALLY  HELD BY A  BROKER  AS  COLLATERAL  FOR  OPEN  FINANCIAL  FUTURES
     POSITIONS.

(K)  NOTIONAL FACE AMOUNT SHOWN.

(L)  PURCHASED ON A FORWARD COMMITMENT BASIS.

(M)  THE STATED  INTEREST RATE IS IN EFFECT UNTIL A SPECIFIED DATE AT WHICH TIME
     THE INTEREST RATE BECOMES SUBJECT TO PERIODIC CHANGE.

(N)  DATE SHOWN REPRESENTS EARLIEST DATE THE ISSUER MAY REDEEM THE SECURITY.

(O)  UNITS REPRESENT A CONTRACT TO PURCHASE SHARES OF COMMON STOCK FOR $50 AND A
     SENIOR NOTE WITH A PRINCIPAL AMOUNT OF $50.

(P)  THE RIGHTS  ALLOW THE  HOLDER TO PUT  PREFERRED  STOCK BACK TO THE  COMPANY
     UNDER CERTAIN CONDITIONS.

(Q)  NON-INCOME PRODUCING SECURITY.

(R)  THE VALUE OF THIS  SECURITY  HAS BEEN  DETERMINED  IN GOOD FAITH  UNDER THE
     DIRECTION OF THE BOARD OF TRUSTEES.


Issuer                                      Acquisition Date       Purchase Price ($)         Net Assets (%)       Valuation ($)
------------------------------------------------------------------------------------------------------------------------------------

Kaiser Group Holdings (rights)                     6/26/2001                      .00                    .00                 .00

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF FINANCIAL FUTURES

April 30, 2002 (Unaudited)

                                                                   Market Value                                        Unrealized
                                                                     Covered by                                      Appreciation
                                         Contracts                 Contracts ($)           Expiration             at 4/30/2002 ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL FUTURES LONG

Australian Dollars                                114                 6,114,960                June 2002                221,160

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2002 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                        1,561,894,412  1,564,964,112

Receivable for investment securities sold                           111,001,574

Collateral for securities loaned--Note 1(c)                          91,012,435

Dividends and interest receivable                                    18,384,446

Receivable for shares of Beneficial Interest subscribed               4,753,385

Paydowns receivable                                                     128,113

Prepaid expenses and other assets                                        75,747

                                                                  1,790,319,812
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                         1,267,835

Cash overdraft due to Custodian                                       2,954,963

Payable for investment securities purchased                         287,059,281

Liabilities for securities loaned--Note 1(c)                         91,012,435

Payable for shares of Beneficial Interest redeemed                   10,275,237

Payable for futures variation margin--Note 4                              7,980

Interest payable--Note 2                                                  2,372

Accrued expenses                                                        713,234

                                                                    393,293,337
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    1,397,026,475
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                   1,430,832,248

Accumulated distributions in excess of investment income--net        (2,119,134)

Accumulated net realized gain (loss) on investments
  and foreign currency transactions                                 (34,978,722)

Accumulated net unrealized appreciation (depreciation) on investments, foreign currency and option transactions (including $221,160
  net unrealized appreciation on financial futures)                   3,292,083
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    1,397,026,475

NET ASSET VALUE PER SHARE

                                                            Class A            Class B             Class C               Class R
------------------------------------------------------------------------------------------------------------------------------------

Net Assets ($)                                         1,007,875,618        279,316,708         104,225,571             5,608,578

Shares Outstanding                                        70,262,694         19,437,829           7,278,304               390,922
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                  14.34              14.37               14.32                 14.35

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Six Months Ended April 30, 2002 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Interest                                                            42,003,093

Cash dividends                                                       1,337,538

TOTAL INCOME                                                        43,340,631

EXPENSES:

Management fee--Note 3(a)                                            3,883,020

Shareholder servicing costs--Note 3(c)                               2,912,558

Distribution fees--Note 3(b)                                           961,788

Professional fees                                                       96,858

Custodian fees--Note 3(c)                                               75,330

Trustees' fees and expenses--Note 3(d)                                  58,814

Prospectus and shareholders' reports                                    28,472

Interest expense--Note 2                                                 9,933

Miscellaneous                                                           15,563

TOTAL EXPENSES                                                       8,042,336

INVESTMENT INCOME--NET                                              35,298,295
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments and foreign currency transactions
  (including options written)

  Long transactions                                                (42,428,500)

  Short sale transactions                                              (11,619)

Net realized gain (loss) on financial futures                        5,163,654

NET REALIZED GAIN (LOSS)                                           (37,276,465)

Net unrealized appreciation (depreciation) on investments,
  foreign currency and option transactions (including $4,588,924
  net unrealized appreciation on financial futures)                 11,843,644

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS             (25,432,821)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 9,865,474

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                           April 30, 2002           Year Ended
                                              (Unaudited)     October 31, 2001
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                         35,298,295            48,392,751

Net realized gain (loss) on investments       (37,276,465)           15,387,016

Net unrealized appreciation (depreciation)
   on investments                              11,843,644            (6,318,008)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                    9,865,474            57,461,759
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                               (27,615,041)         (41,382,882)

Class B shares                                (6,477,667)          (4,691,176)

Class C shares                                (2,428,148)          (1,913,827)

Class R shares                                  (177,766)            (228,082)

Net realized gain on investments:

Class A shares                                (5,708,697)                   --

Class B shares                                (1,371,040)                   --

Class C shares                                  (559,539)                   --

Class R shares                                   (36,146)                   --

TOTAL DIVIDENDS                              (44,374,044)         (48,215,967)
--------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($):

Net proceeds from shares sold:

Class A shares                                847,120,720          896,309,369

Class B shares                                 90,285,069          206,270,280

Class C shares                                 31,251,246           84,989,384

Class R shares                                    763,866            6,339,884


                                         Six Months Ended
                                           April 30, 2002           Year Ended
                                              (Unaudited)     October 31, 2001
--------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($) (CONTINUED):

Dividends reinvested:

Class A shares                                 27,597,099           33,617,462

Class B shares                                  4,997,795            2,827,390

Class C shares                                  1,731,916            1,180,367

Class R shares                                    192,738              223,139

Cost of shares redeemed:

Class A shares                               (766,940,425)        (400,574,727)

Class B shares                                (17,485,555)         (10,881,142)

Class C shares                                (12,115,032)          (3,875,060)

Class R shares                                 (1,043,282)            (711,794)

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST TRANSACTIONS           206,356,155          815,714,552

TOTAL INCREASE (DECREASE) IN NET ASSETS       171,847,585          824,960,344
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                         1,225,178,890          400,218,546

END OF PERIOD                               1,397,026,475        1,225,178,890

Undistributed (distributions in excess of)
   investment income--net                     (2,119,134)               46,521

                                                                    The Fund

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                         Six Months Ended
                                           April 30, 2002           Year Ended
                                              (Unaudited)     October 31, 2001
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

CLASS A(A)

Shares sold                                    59,104,893           60,523,066

Shares issued for dividends reinvested          1,920,289            2,270,404

Shares redeemed                               (53,545,475)         (27,110,105)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING   7,479,707           35,683,365
--------------------------------------------------------------------------------

CLASS B(A)

Shares sold                                     6,263,877           13,901,404

Shares issued for dividends reinvested            347,369              190,612

Shares redeemed                                (1,218,063)            (736,372)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING   5,393,183           13,355,644
--------------------------------------------------------------------------------

CLASS C

Shares sold                                     2,176,142            5,743,389

Shares issued for dividends reinvested            120,738               79,829

Shares redeemed                                  (848,015)            (262,773)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING   1,448,865            5,560,445
--------------------------------------------------------------------------------

CLASS R

Shares sold                                        53,158              429,912

Shares issued for dividends reinvested             13,418               15,030

Shares redeemed                                   (72,618)             (48,052)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING      (6,042)              396,890

(A) DURING THE PERIOD ENDED APRIL 30, 2002, 25,675 CLASS B SHARES REPRESENTING $366,729 WERE AUTOMATICALLY CONVERTED TO 25,721 CLASS A SHARES AND DURING THE PERIOD ENDED OCTOBER 31, 2001, 13,572 CLASS B SHARES REPRESENTING $199,501 WERE AUTOMATICALLY CONVERTED TO 13,590 CLASS A SHARES.

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                           Six Months Ended
                                             April 30, 2002                                      Year Ended October 31,
                                                                    ----------------------------------------------------------------
CLASS A SHARES                               (Unaudited)(a)          2001          2000          1999           1998          1997
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               14.75         14.26         14.31         14.40          14.86         14.24

Investment Operations:

Investment income--net                                 .40(b)         .97           .94           .98           1.01          1.05

Net realized and unrealized
   gain (loss) on investments                        (.30)           .49          (.02)         (.09)          (.45)          .59

Total from Investment Operations                       .10          1.46           .92           .89            .56          1.64

Distributions:

Dividends from investment
   income--net                                       (.42)         (.97)         (.97)          (.98)         (1.02)        (1.02)

Dividends from net realized
   gain on investments                               (.09)            --           --             --             --            --

Total Distributions                                  (.51)         (.97)         (.97)          (.98)         (1.02)        (1.02)

Net asset value, end of period                       14.34        14.75         14.26          14.31          14.40         14.86
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                  .69(c,d)      10.42(c)       6.65(c)          6.38           3.74         11.94
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of operating expenses
   to average net assets                           1.13(e)         .99          1.00            1.04           1.02          1.03

Ratio of interest expense
   to average net assets                          .00(e,f)          --           .01             .14            .03           .06

Ratio of net investment income
   to average net assets                           5.60(e)         6.56         6.60             6.80           6.76          7.25

Portfolio Turnover Rate                          273.84(d)       516.45       576.17           284.63         313.40        347.68
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                   1,007,876      926,023      386,547          275,116        283,336       275,518

(A)  AS  REQUIRED,  EFFECTIVE  NOVEMBER  1,  2001,  THE  FUND  HAS  ADOPTED  THE
     PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES
     AND BEGAN  AMORTIZING  DISCOUNT OR PREMIUM ON FIXED INCOME  SECURITIES ON A
     SCIENTIFIC BASIS AND INCLUDING PAYDOWN GAINS AND LOSSES IN INTEREST INCOME.
     THE EFFECT OF THESE  CHANGES  FOR THE PERIOD  ENDED  APRIL 30,  2002 WAS TO
     DECREASE NET INVESTMENT INCOME PER SHARE BY $.02, INCREASE NET REALIZED AND
     UNREALIZED  GAIN (LOSS) ON  INVESTMENTS  PER SHARE BY $.02 AND DECREASE THE
     RATIO OF NET  INVESTMENT  INCOME TO AVERAGE NET ASSETS FROM 5.85% TO 5.60%.
     PER SHARE DATA AND  RATIOS/SUPPLEMENTAL  DATA FOR PERIODS PRIOR TO NOVEMBER
     1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THESE CHANGES IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  EXCLUSIVE OF SALES CHARGE.

(D)  NOT ANNUALIZED.

(E)  ANNUALIZED.

(F)  AMOUNT REPRESENTS LESS THAN .01%.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                       Six Months Ended
                                                                         April 30, 2002                  Year Ended October 31,
                                                                                                       -----------------------
CLASS B SHARES                                                               (Unaudited)(a)             2001             2000(b)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                                  14.77           14.28             14.14

Investment Operations:

Investment income--net                                                               .37(c)             .89               .57

Net realized and unrealized gain (loss)
   on investments                                                                     (.30)             .49               .14

Total from Investment Operations                                                       .07             1.38               .71

Distributions:

Dividends from investment income--net                                                 (.38)            (.89)             (.57)

Dividends from net realized gain on investments                                       (.09)              --                --

Total Distributions                                                                   (.47)            (.89)             (.57)

Net asset value, end of period                                                        14.37           14.77             14.28
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(D)                                                                  .54(e)            9.80              7.55(f)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                             1.51(f)            1.55              1.50(f)

Ratio of net investment income
   to average net assets                                                            5.10(f)            5.84              5.61(f)

Portfolio Turnover Rate                                                           273.84(e)          516.45            576.17
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                                               279,317         207,482             9,842

(A)  AS  REQUIRED,  EFFECTIVE  NOVEMBER  1,  2001,  THE  FUND  HAS  ADOPTED  THE
     PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES
     AND BEGAN  AMORTIZING  DISCOUNT OR PREMIUM ON FIXED INCOME  SECURITIES ON A
     SCIENTIFIC BASIS AND INCLUDING PAYDOWN GAINS AND LOSSES IN INTEREST INCOME.
     THE EFFECT OF THESE  CHANGES  FOR THE PERIOD  ENDED  APRIL 30,  2002 WAS TO
     DECREASE NET INVESTMENT INCOME PER SHARE BY $.01, INCREASE NET REALIZED AND
     UNREALIZED  GAIN (LOSS) ON  INVESTMENTS  PER SHARE BY $.01 AND DECREASE THE
     RATIO OF NET  INVESTMENT  INCOME TO AVERAGE NET ASSETS FROM 5.35% TO 5.10%.
     PER SHARE DATA AND  RATIOS/SUPPLEMENTAL  DATA FOR PERIODS PRIOR TO NOVEMBER
     1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THESE CHANGES IN PRESENTATION.

(B)  FROM MARCH 1, 2000 (COMMENCEMENT OF INITIAL OFFERING) TO OCTOBER 31, 2000.

(C)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(D)  EXCLUSIVE OF SALES CHARGE.

(E)  NOT ANNUALIZED.

(F)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


                                                                       Six Months Ended
                                                                         April 30, 2002                Year Ended October 31,
                                                                                                       -----------------------
CLASS C SHARES                                                               (Unaudited)(a)             2001          2000(b)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                                  14.72            14.23           14.14

Investment Operations:

Investment income--net                                                                  .35(c)           .85             .54

Net realized and unrealized gain (loss)
   on investments                                                                      (.29)             .49             .09

Total from Investment Operations                                                        .06             1.34             .63

Distributions:

Dividends from investment income--net                                                  (.37)            (.85)           (.54)

Dividends from net realized gain on investments                                        (.09)              --              --

Total Distributions                                                                    (.46)            (.85)           (.54)

Net asset value, end of period                                                        14.32            14.72           14.23
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(D)                                                                     .43(e)          9.54            6.73(f)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                                1.76(f)          1.77            1.69(f)

Ratio of net investment income
   to average net assets                                                               4.89(f)          5.58            5.11(f)

Portfolio Turnover Rate                                                              273.84(e)        516.45          576.17
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                                               104,226           85,819           3,829

(A)  AS  REQUIRED,  EFFECTIVE  NOVEMBER  1,  2001,  THE  FUND  HAS  ADOPTED  THE
     PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES
     AND BEGAN  AMORTIZING  DISCOUNT OR PREMIUM ON FIXED INCOME  SECURITIES ON A
     SCIENTIFIC BASIS AND INCLUDING PAYDOWN GAINS AND LOSSES IN INTEREST INCOME.
     THE EFFECT OF THESE  CHANGES  FOR THE PERIOD  ENDED  APRIL 30,  2002 WAS TO
     DECREASE NET INVESTMENT INCOME PER SHARE BY $.02, INCREASE NET REALIZED AND
     UNREALIZED  GAIN (LOSS) ON  INVESTMENTS  PER SHARE BY $.02 AND DECREASE THE
     RATIO OF NET  INVESTMENT  INCOME TO AVERAGE NET ASSETS FROM 5.14% TO 4.89%.
     PER SHARE DATA AND  RATIOS/SUPPLEMENTAL  DATA FOR PERIODS PRIOR TO NOVEMBER
     1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THESE CHANGES IN PRESENTATION.

(B)  FROM MARCH 1, 2000 (COMMENCEMENT OF INITIAL OFFERING) TO OCTOBER 31, 2000.

(C)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(D)  EXCLUSIVE OF SALES CHARGE.

(E)  NOT ANNUALIZED.

(F)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund


FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                       Six Months Ended
                                                                         April 30, 2002                 Year Ended October 31,
                                                                                                        -----------------------
CLASS R SHARES                                                               (Unaudited)(a)             2001             2000(b)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                                  14.75            14.26             14.14

Investment Operations:

Investment income--net                                                                 .43(c)           1.01               .62

Net realized and unrealized gain (loss)
   on investments                                                                     (.29)              .48               .13

Total from Investment Operations                                                       .14              1.49               .75

Distributions:

Dividends from investment income--net                                                 (.45)            (1.00)             (.63)

Dividends from net realized gain on investments                                       (.09)              --                 --

Total Distributions                                                                   (.54)            (1.00)             (.63)

Net asset value, end of period                                                        14.35            14.75             14.26
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                                     .91(d)            10.67              8.03(e)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                              .64(e)             .73               2.85(e)

Ratio of net investment income
   to average net assets                                                            6.07(e)            6.79               6.45(e)

Portfolio Turnover Rate                                                           273.84(d)          516.45             576.17
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                                                 5,609           5,854                  1

(A)  AS  REQUIRED,  EFFECTIVE  NOVEMBER  1,  2001,  THE  FUND  HAS  ADOPTED  THE
     PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES
     AND BEGAN  AMORTIZING  DISCOUNT OR PREMIUM ON FIXED INCOME  SECURITIES ON A
     SCIENTIFIC BASIS AND INCLUDING PAYDOWN GAINS AND LOSSES IN INTEREST INCOME.
     THE EFFECT OF THESE  CHANGES  FOR THE PERIOD  ENDED  APRIL 30,  2002 WAS TO
     DECREASE NET INVESTMENT INCOME PER SHARE BY $.02, INCREASE NET REALIZED AND
     UNREALIZED  GAIN (LOSS) ON  INVESTMENTS  PER SHARE BY $.02 AND DECREASE THE
     RATIO OF NET  INVESTMENT  INCOME TO AVERAGE NET ASSETS FROM 6.32% TO 6.07%.
     PER SHARE DATA AND  RATIOS/SUPPLEMENTAL  DATA FOR PERIODS PRIOR TO NOVEMBER
     1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THESE CHANGES IN PRESENTATION.

(B)  FROM MARCH 1, 2000 (COMMENCEMENT OF INITIAL OFFERING) TO OCTOBER 31, 2000.

(C)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(D)  NOT ANNUALIZED.

(E)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Premier Core Bond Fund (the "fund") is a separate diversified series of Dreyfus Premier Fixed Income Funds (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act" ), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund's investment objective is to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon"), which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation ("the Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C and Class R. Class A shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(A) PORTFOLIO VALUATION: Investments in securities (excluding short-term investments, other than U.S. Treasury Bills, financial futures and options) are valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid prices and asked prices. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

(B) FOREIGN CURRENCY TRANSACTIONS: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(C) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments, is recognized on the accrual basis. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit.

The fund may lend securities to qualified institutions. At origination, all loans are secured by cash collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager. The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Such income earned is included in interest income. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(D) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(E) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--Bank Lines of Credit:

The fund may borrow up to $20 million for leveraging purposes under a short-term unsecured line of credit and participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the leveraging arrangement during the period ended April 30, 2002 was approximately $884,000, with a related weighted average annualized interest rate of 2.27%.

NOTE 3--Management Fee and Other Transactions With Affiliates:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the fund's average daily net assets and is payable monthly.

The Distributor retained $472,079 during the period ended April 30, 2002 from commissions earned on sales of the fund's shares.

(B) Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50 of 1% of the value of the average daily net assets of Class B shares and .75 of 1% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2002, Class B and Class C shares were charged $606,719 and $355,069, respectively, pursuant to the Plan.

(C) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2002, Class A, Class B and Class C shares were charged $1,189,131, $303,359 and $118,356, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2002, the fund was charged $319,052 pursuant to the transfer agency agreement.

The fund compensates Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2002 the fund was charged $75,330 pursuant to the custody agreement.

(D) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $25,000 and an attendance fee of $4,000 for each in person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Company's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

NOTE 4--Securities Transactions:

The following summarizes the aggregate amount of purchases and sales (including paydowns) of investment securities and securities sold short, excluding short-term securities, financial futures, and options transactions, during the period ended April 30, 2002:

                                          Purchases             Sales
--------------------------------------------------------------------------------

Long transactions                     3,969,654,523     3,787,002,870

Short sale transactions                  50,819,046        50,807,427

     TOTAL                            4,020,473,569     3,837,810,297

The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security.
The fund would realize a gain if the price of the security declines between those dates. The fund's long security positions serve as collateral for the open short positions. At April 30, 2002, there were no securities sold short outstanding.

The following summarizes the fund' s call/put options written for the period ended April 30, 2002:

                                  Face Amount                                               Options Terminated
                                                                                --------------------------------------------
                                   Covered by             Premiums                                          Net Realized
Options Written                      Contracts ($)        Received ($)            Cost ($)                      Gain ($)
-----------------------------------------------------------------------------------------------------------------------------------

Contracts outstanding
    October 31, 2001                       --                  --

Contracts written                 102,968,000            1,456,171

Contracts terminated;
    Closed                        102,968,000            1,456,171                 1,130,586                    325,585

CONTRACTS OUSTANDING                       --                   --
    APRIL 30, 2002

The fund may purchase and write (sell) put and call options in order to gain exposure to or to protect against changes in the market.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to "mark to market" on a daily basis, which reflects the change in market value of the contracts at the close of each day' s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at April 30, 2002, are set forth in the Statement of Financial Futures.

At  April  30,  2002, accumulated net unrealized appreciation on investments was
$3,069,700,   consisting   of  $25,854,165  gross  unrealized  appreciation  and
$22,784,465 gross unrealized depreciation.

At April 30, 2002, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

NOTE 5--Change in Accounting Principle:

As required, effective November 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide") and began amortizing discount or premium on fixed income securities on a scientific basis. In addition, the Guide now requires paydown gains and losses to be included in interest income. Prior to November 1, 2001, the fund did not amortize premium on fixed income securities and amortized discount on a straight line basis and included paydown gains and losses in net realized gains (losses) on investments. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $765,328 decrease in accumulated undistributed investment income-net and a corresponding $765,328 increase in accumulated net unrealized appreciation (depreciation), based on securities held by the fund on October 31, 2001.

The  effect  of  these changes for the year ended April 30, 2002 was to decrease net investment income by $1,643,649, increase net unrealized appreciation (depreciation) by $466,090 and increase net realized gains (losses) by $1,177,559. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.


NOTES

                     For More Information

                        Dreyfus Premier Core Bond Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        Mellon Bank, N.A.
                        One Mellon Bank Center
                        Pittsburgh, PA 15258

                        Transfer Agent
                        & Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9263
                        Boston, MA 02205-8501

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166



To obtain information:

BY TELEPHONE
Call your financial representative
or 1-800-554-4611

BY MAIL  Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

(c) 2002 Dreyfus Service Corporation                                  031SA0402